Cash Flow Information - Summary of Cash Generated from Operations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Profit before income tax	¥ 4,373	¥ 3,632	¥ 4,632
Adjustments for:
Depreciation and amortization	1,160	1,001	824
Impairment provision for investments in associates			4
Loss allowance for expected credit losses (Note 20)	47	9	8
Non-cash employee benefits expense – share based payments (Note 8)	665	647	569
Fair value gains on investments (Note 7)	(26)	(105)
Fair value gains of financial liability	(17)
Net (gains)/losses in relation to equity investments	0	10	(32)
Dividend income (Note 7)	(14)	(27)
Gains of step-up acquisition arising from business combination (Note 7)	(141)	(8)	(19)
Share of (profit)/loss of associates and joint ventures (Note 17)	(38)	47	(19)
Interest income (Note 6)	(711)	(530)	(622)
Fair value change on puttable shares	0	0	37
Interest expense	115	120	62
Net exchange differences	(7)	1	(2)
(Increase)/decrease in accounts receivable	906	(769)	(520)
Decrease/(increase) in inventories	10	(6)	8
(Increase)/decrease in other operating assets	(17)	408	(887)
Increase in accounts payable	663	631	644
Increase in other operating liabilities	659	309	258
Cash generated from operations	¥ 7,627	¥ 5,370	¥ 4,945